Long-Term Debt - Summary of Long-term Debt (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 01, 2022	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-term debt		$ 51,480	$ 39,829
MUB
Debt Instrument [Line Items]
Discounted liability to MUFG	$ 2,944	$ 2,100	2,900
Medium-term notes
Debt Instrument [Line Items]
Weighted-average interest rate		3.89%
Federal Home Loan Bank advances
Debt Instrument [Line Items]
Weighted-average interest rate		4.94%
Bank notes
Debt Instrument [Line Items]
Weighted-average interest rate		3.27%
U.S. Bancorp (Parent Company)
Debt Instrument [Line Items]
Long-term debt		$ 34,332	26,983
U.S. Bancorp (Parent Company) | Other
Debt Instrument [Line Items]
Long-term debt		$ 1,915	2,716
U.S. Bancorp (Parent Company) | Fixed | Subordinated notes, 3.600%, Maturity 2024
Debt Instrument [Line Items]
Rate		3.60%
Long-term debt		$ 1,000	1,000
U.S. Bancorp (Parent Company) | Fixed | Subordinated notes, 7.500%, Maturity 2026
Debt Instrument [Line Items]
Rate		7.50%
Long-term debt		$ 199	199
U.S. Bancorp (Parent Company) | Fixed | Subordinated notes, 3.100%, Maturity 2026
Debt Instrument [Line Items]
Rate		3.10%
Long-term debt		$ 1,000	1,000
U.S. Bancorp (Parent Company) | Fixed | Subordinated notes, 3.000%, Maturity 2029
Debt Instrument [Line Items]
Rate		3.00%
Long-term debt		$ 1,000	1,000
U.S. Bancorp (Parent Company) | Fixed | Subordinated notes, 4.967%, Maturity 2023
Debt Instrument [Line Items]
Rate		4.967%
Long-term debt		$ 1,300	1,300
U.S. Bancorp (Parent Company) | Fixed | Subordinated notes, 2.491%, Maturity 2036
Debt Instrument [Line Items]
Rate		2.491%
Long-term debt		$ 1,300	1,300
U.S. Bancorp (Parent Company) | Fixed | Medium-term notes
Debt Instrument [Line Items]
Long-term debt		$ 26,618	18,468
U.S. Bancorp (Parent Company) | Fixed | Medium-term notes | Minimum
Debt Instrument [Line Items]
Rate		0.85%
U.S. Bancorp (Parent Company) | Fixed | Medium-term notes | Maximum
Debt Instrument [Line Items]
Rate		6.787%
Subsidiaries
Debt Instrument [Line Items]
Long-term debt		$ 17,148	12,846
Subsidiaries | Other
Debt Instrument [Line Items]
Long-term debt		1,484	1,643
Subsidiaries | Fixed | Federal Home Loan Bank advances
Debt Instrument [Line Items]
Long-term debt		$ 9,051	2,051
Subsidiaries | Fixed | Federal Home Loan Bank advances | Minimum
Debt Instrument [Line Items]
Rate		1.86%
Subsidiaries | Fixed | Federal Home Loan Bank advances | Maximum
Debt Instrument [Line Items]
Rate		8.25%
Subsidiaries | Fixed | Bank notes
Debt Instrument [Line Items]
Long-term debt		$ 2,289	4,800
Subsidiaries | Fixed | Bank notes | Minimum
Debt Instrument [Line Items]
Rate		2.05%
Subsidiaries | Fixed | Bank notes | Maximum
Debt Instrument [Line Items]
Rate		5.55%
Subsidiaries | Floating | Federal Home Loan Bank advances
Debt Instrument [Line Items]
Long-term debt		$ 3,000	3,000
Subsidiaries | Floating | Federal Home Loan Bank advances | Minimum
Debt Instrument [Line Items]
Rate		6.08%
Subsidiaries | Floating | Federal Home Loan Bank advances | Maximum
Debt Instrument [Line Items]
Rate		6.10%
Subsidiaries | Floating | Bank notes
Debt Instrument [Line Items]
Long-term debt		$ 1,324	$ 1,352
Subsidiaries | Floating | Bank notes | Minimum
Debt Instrument [Line Items]
Rate		0.00%
Subsidiaries | Floating | Bank notes | Maximum
Debt Instrument [Line Items]
Rate		5.398%